Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Long Term Debt [Abstract]
Schedule of Debt Instruments, Excluding Warehouse Credit Facilities

Debt instruments, excluding warehouse credit facilities of consolidated VIEs, which are discussed in Note 10 — Warehouse Credit Facilities of Consolidated VIEs, consisted of the following (in thousands):

	December 31,
	2024	2023
Convertible senior notes	$—	$286,800
Securitization debt of consolidated VIEs at fair value	142,629	314,095
Securitization debt of consolidated VIEs at amortized cost	210,727	—
Financing of beneficial interest in securitizations	17,700	15,378
Junior subordinated debentures	10,310	10,310
Total debt	$381,366	$626,583

Schedule of Securitization Debt of Consolidated VIEs

The securitization debt issued is included in “Long-term debt” on the condensed consolidated balance sheet. The securitization debt of consolidated VIEs consisted of the following (in thousands):

As of December 31, 2024 Series	Final Scheduled Payment Date	Initial Principal	Contractual Interest Rate	Outstanding Principal	Fair Value
United Auto Credit 2022-2-C	May 10, 2027	$26,533	5.81%	$5,265	$5,265
United Auto Credit 2022-2-D	January 10, 2028	32,889	6.84%	32,889	32,836
United Auto Credit 2022-2-E	April 10, 2029	33,440	10.00%	28,440	16,922
United Auto Credit 2023-1-C	July 10, 2028	33,326	6.28%	27,657	27,731
United Auto Credit 2023-1-D	July 10, 2028	35,653	8.00%	35,653	36,149
United Auto Credit 2023-1-E	September 10, 2029	23,256	10.98%	23,256	23,726
Total rated notes at fair value		$185,097		$153,160	$142,629

United Auto Credit 2024-1-A	August 10, 2026	$132,340	6.17%	$45,490
United Auto Credit 2024-1-B	June 10, 2027	42,770	6.57%	42,770
United Auto Credit 2024-1-C	October 10, 2029	35,190	7.06%	35,190
United Auto Credit 2024-1-D	November 12, 2029	52,160	8.30%	52,160
United Auto Credit 2024-1-E	November 12, 2030	37,540	10.45%	37,540
Total rated notes at amortized cost		$300,000		$213,150
Unamortized debt issuance costs				$2,423
Net carrying value				$210,727
As of December 31, 2023 Series	Final Scheduled Payment Date	Initial Principal	Contractual Interest Rate	Outstanding Principal	Net Carrying Value
United Auto Credit 2021-1-D	June 10, 2026	$29,380	1.14%	$3,246	$3,235
United Auto Credit 2021-1-E	June 10, 2026	20,800	2.58%	20,800	20,540
United Auto Credit 2021-1-F	September 10, 2027	13,910	4.30%	13,910	13,644
United Auto Credit 2022-2-B	December 10, 2025	30,324	5.41%	28,786	28,745
United Auto Credit 2022-2-C	May 10, 2027	26,533	5.81%	26,533	26,331
United Auto Credit 2022-2-D	January 10, 2028	32,889	6.84%	32,889	32,642
United Auto Credit 2022-2-E	April 10, 2029	33,440	10.00%	33,440	29,691
United Auto Credit 2023-1-A	July 10, 2025	118,598	5.57%	15,089	15,083
United Auto Credit 2023-1-B	July 10, 2028	51,157	5.91%	51,157	51,019
United Auto Credit 2023-1-C	July 10, 2028	33,326	6.28%	33,326	33,199
United Auto Credit 2023-1-D	July 10, 2028	35,653	8.00%	35,653	36,152
United Auto Credit 2023-1-E	September 10, 2029	23,256	10.98%	23,256	23,814
Total rated notes		$449,266		$318,085	$314,095

Schedule of Aggregate Principal Balance and Net Carrying Value of Finance Receivables Pledged to Securitization Debt

The aggregate principal balance and the net carrying value of finance receivables pledged to the securitization debt consists of the following (in thousands):

	As of December 31,
	2024		2023
	Aggregate Principal Balance	Net Carrying Value	Aggregate Principal Balance	Net Carrying Value
United Auto Credit 2021-1	$—	$—	$38,951	$35,790
United Auto Credit 2022-2	65,096	57,130	125,072	111,379
United Auto Credit 2023-1	106,920	92,041	197,586	169,829
United Auto Credit 2024-1	275,567	244,094	—	—
Total finance receivables of CFEs	$447,583	$393,265	$361,609	$316,998